SA Franklin Small Company Value Portfolio Expense Example - SA Franklin Small Company Value Portfolio	Dec. 31, 2025 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	329
Expense Example, with Redemption, 5 Years	575
Expense Example, with Redemption, 10 Years	1,278
Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	407
Expense Example, with Redemption, 5 Years	708
Expense Example, with Redemption, 10 Years	$ 1,563